Prepaid and Other Assets (Tables)	12 Months Ended
Aug. 31, 2020
Issued for settlement of leases (Note 5)
Schedule of Prepaid and Other Assets
	August 31, 2020	August 31, 2019

Insurance	$ 26,460	$ 13,500
Listing fees	39,730	39,114
Other	35,174	67,864
Total Prepaid Expenses	$ 101,364	$ 120,478